UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership III, L.P.
Address: 156 West 56th Street, Suite 1203

         New York, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Justin A. Orlando
Title:     Managing Director
Phone:     212-488-1590

Signature, Place, and Date of Signing:





     Justin A. Orlando     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $24,944 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARAMARK CORP                   CL B             038521100      763    22812          DEFINED 1               22812
AZTAR CORPORATION              COM              054802103     1361    25000          DEFINED 1              25000
BAIRNCO CORP                   COM              057097107      625    49000          DEFINED 1               49000
CORNELL COS INC                COM              219141108      876    47773          DEFINED 1               47773
DHB INDUSTRIES INC             COM              23321E103     1154   391076          DEFINED 1              391076
GENCORP INC                    COM              368682100      105     7500          DEFINED 1                7500
GLENAYRE TECHNOLOGIES INC      COM              377899109      505   197300          DEFINED 1              197300
HERLEY INDUSTRIES INC          COM              427398102     2840   175400          DEFINED 1              175400
HOUSTON EXPLORATION CO         COM              442120101     3107    60000          DEFINED 1               60000
INFOUSA INC                    COM              456818301     2823   237000          DEFINED 1              237000
IPASS INC                      COM              46261V108     2499   425000          DEFINED 1              425000
JOHNSON OUTDOORS INC           CL A             479167108      449    24200          DEFINED 1               24200
MULTIMEDIA GAMES INC           COM              625453105     5760   600000          DEFINED 1              600000
PHELPS DODGE CORP              COM              717265102     1951    16300          DEFINED 1               16300
PILGRIMS PRIDE CORP            COM              721467108      126     6000          DEFINED 1                6000